Leases	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Leases

10 Leases

The Company entered into operating leases for computer peripherals and office properties in Malaysia and Indonesia. The leases in Malaysia included an option to renew for a one year term. None of the renewal options have been included in the measurement of the leases.

The Company also entered into finance lease for computer peripherals.

CURRENC GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

10	Leases (Continued)

Right-of-use assets and lease liabilities, as of December 31, 2024 and 2023, are as follows:

	Financial Statement	December 31,
	Line Items	2024	2023
		US$	US$

Right-of-use assets:
Operating lease	Right-of-use assets	349,240	154,234
Total right-of-use assets		349,240	154,234

Lease liabilities:
Current liabilities
Operating lease	Current portion of lease liabilities	171,909	152,325
		171,909	152,325

Non-current liabilities
Operating lease	Other payables	156,647	-
		156,647	-

The components of lease costs are as follows:

	Years ended December 31,
	2024	2023
	US$	US$

Operating lease costs	644,730	1,123,046
Short-term lease costs	82,596	141,889
Finance lease costs:
Depreciation	-	-
Interest on finance lease liabilities	-	-
Total lease costs	727,326	1,264,935

Other information related to leases is as follows:

December 31,
2024
US$

Weighted Average Remaining Lease Term
Operating lease	16.5
Weighted Average Discount Rate
Operating lease	8.6%

Cash flows related to leases are as follows:

	Years ended December 31,
	2024	2023
	US$	US$

Cash flows from operating activities:
Payments for operating lease liabilities	213,708	199,447
Cash flows from financing activities:
Principal payments on finance lease obligation	-	-
Supplemental Cash Flow Data:
Right-of-use assets obtained in exchange for new operating lease obligations	388,020	7,350

Future minimum lease payments under non-cancellable operating leases as of December 31, 2024 are as follows:

Operating lease
US$

For the year ending December 31,
2025	194,984
2026	162,487
357,471
Less: imputed interest	(28,915)
Total lease liabilities	328,556

CURRENC GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Seamless Group Inc [Member]
Leases

10 Leases

 The Company entered into operating leases for computer peripherals and office properties in Malaysia and Indonesia. The leases in Malaysia included an option to renew for a one year term. None of the renewal options have been included in the measurement of the leases.

The Company also entered into finance lease for computer peripherals.

Right-of-use assets and lease liabilities, as of December 31, 2023 and 2022, are as follows:

	Financial Statement	December 31,
	Line Items	2023	2022
		US$	US$

Right-of-use assets:
Operating lease	Right-of-use assets	154,234	342,432
Total right-of-use assets		154,234	342,432

Lease liabilities:
Current liabilities
Operating lease	Current portion of lease liabilities	152,325	174,061
		152,325	174,061

Non-current liabilities
Operating lease	Other payables	-	158,895
		-	158,895

SEAMLESS GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

10	Leases (Continued)

The components of lease costs are as follows:

	Years ended December 31,
	2023	2022
	US$	US$

Operating lease costs	1,123,046	1,168,188
Short-term lease costs	141,889	80,217
Finance lease costs:
Depreciation	-	2,938
Interest on finance lease liabilities	-	406
Total lease costs	1,264,935	1,251,749

Other information related to leases is as follows:

December 31,
2023
US$

Weighted Average Remaining Lease Term
Operating lease	10.5
Weighted Average Discount Rate
Operating lease	8.6%

Cash flows related to leases are as follows:

	Years ended December 31,
	2023	2022
	US$	US$

Cash flows from operating activities:
Payments for operating lease liabilities	199,447	172,711
Cash flows from financing activities:
Principal payments on finance lease obligation	-	61,048
Supplemental Cash Flow Data:
Right-of-use assets obtained in exchange for new operating lease obligations	7,350	376,428

Future minimum lease payments under non-cancelable operating leases as of December 31, 2023 are as follows:

Operating lease
US$

For the year ending December 31,
2024	157,991
2025	-
157,991
Less: imputed interest	(5,666)
Total lease liabilities	152,325

SEAMLESS GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS